Consolidated Statements of Financial Condition - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 313,582,000	$ 410,104,000
Restricted cash	1,200,000	1,200,000
Receivable from brokers and dealers and clearing organizations	255,250,000	174,591,000
Deposits with clearing organizations	13,398,000	11,427,000
Account receivable, net of allowance	92,854,000	87,192,000
Furniture, equipment, purchased software and leasehold improvements, net of accumulated depreciation and amortization	35,742,000	38,128,000
Right-of-use assets	30,145,000
Software development costs, net of accumulated amortization	172,614,000	170,582,000
Intangible assets, net of accumulated amortization	1,331,145,000	1,380,848,000
Goodwill	2,694,797,000	2,694,797,000
Receivable from affiliates	2,849,000	3,243,000
Deferred tax asset	98,469,000
Other assets	30,302,000	25,027,000
Total assets	5,072,347,000	4,997,139,000
Liabilities
Payable to brokers and dealers and clearing organizations	255,163,000	171,214,000
Accrued compensation	68,622,000	120,158,000
Deferred revenue	25,270,000	27,883,000
Accounts payable, accrued expenses and other liabilities	34,502,000	42,548,000
Employee equity compensation payable	728,000	24,187,000
Lease liability	34,528,000
Payable to affiliates	6,004,000	5,009,000
Deferred tax liability	21,304,000	19,627,000
Tax receivable agreement liability	171,426,000
Total liabilities	617,547,000	410,626,000
Commitments and contingencies (Note 15)
Mezzanine Capital
Class C Shares and Class P(C) Shares		14,179,000
Stockholders' Equity/Members' Capital
Members' capital		4,573,200,000
Additional paid-in capital	2,846,681,000
Accumulated other comprehensive income	(525,000)	(866,000)
Retained earnings	1,393,000
Total stockholders' equity attributable to Tradeweb Markets Inc./members' equity	2,847,551,000	4,572,334,000
Non-controlling interests	1,607,249,000
Total equity	4,454,800,000	4,572,334,000
Total liabilities and stockholders' equity/members' capital	5,072,347,000	4,997,139,000
Class B common stock
Stockholders' Equity/Members' Capital
Common stock	1,000
Total equity	1,000
Class D common stock
Stockholders' Equity/Members' Capital
Common stock	1,000
Total equity	1,000
Successor
Assets
Deferred tax asset	$ 93,194,000
Predecessor
Assets
Cash and cash equivalents		410,104,000
Restricted cash		$ 1,200,000